ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION
Schedule of variable interest entities

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited(“Bee Computing”)	May 17,2016	Hong Kong	100%	Miner Manufacturing
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited(“Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation(“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation(“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation(“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited(“Alliance International Technologies”)	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”)	April 9, 2020	Hong Kong	100%	Mining Pool Service
Beijing Guixinyanghang Technology Limited(“Guixinyanghang“)	June 12, 2020	Mainland China	100%	Technology Service
E-Sun Kazakhstan Limited	August 23, 2021	Kazakhstan	100%	Investment Holding
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming

*     A subsidiary of the Multi Group

Information on Variable Interest Entities (“VIEs”)